Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Components of Income before Provision for Income Taxes

The components of our income before the provision for income taxes consisted of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
United States	$2,825	$3,749	$3,781
International	15	153	423

Total	$2,840	$3,902	$4,204

Income Tax Expense	Income tax expense consisted of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
United States	$89	$497	$2,694
International	13	26	83

Total	$102	$523	$2,777

Provision for Current and Deferred Income Taxes

The provision for current and deferred income taxes consisted of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current
Federal	$—	$—	$3,403
State	89	200	480
Foreign	13	42	134

Total current provision	102	242	4,017

Deferred
Federal	—	343	(1,050)
State	—	(46)	(139)
Foreign	—	(16)	(51)

Total deferred provision (benefit)	—	281	(1,240)

Total provision for income taxes	$102	$523	$2,777

Provision for Income Taxes Difference from Amounts Computed by Applying U.S. Federal Statutory Rate

allowance on our deferred tax assets in 2011. Our provision for income taxes differs from amounts computed by applying the U.S. federal statutory rate as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Income tax provision at statutory rate	$955	$1,366	1,471
State taxes, net of federal benefit	61	70	134
Impact of foreign income taxes	—	(22)	(52)
Research and development and other credits	(452)	(553)	(32)
Incentive stock options	183	499	1,209
Utilization and release of valuation allowance	(825)	(950)	—
Other, net	180	113	47

Total provision for income taxes	$102	$523	$2,777

Deferred Income Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards that gave rise to deferred income tax assets and liabilities consisted of the following at December 31:

	2011	2012
	(in thousands)
Deferred income tax assets
Net operating loss carryforwards	$18	$—
Credit carryforwards	558	—
Accrued compensation	983	2,630
Deferred revenue	132	1,055
Other	50	114

Net deferred income tax assets	1,741	3,799

Deferred income tax liabilities
Depreciation and amortization	1,639	2,125

Prepaid assets	383	715

Total deferred income tax liabilities	2,022	2,840

Net deferred income tax assets (liabilities)	$(281)	$959

Summarry of Changes in Deferred Tax Asset Valuation Allowance

The table below summarizes changes in the deferred tax asset valuation allowance:

	Beginning Balance	Additions	Reductions	Ending Balance
	(in thousands)
Deferred Tax Asset Valuation Allowance
Year ended December 31, 2010	$(2,324)	$(358)	$1,732	$(950)
Year ended December 31, 2011	(950)	(651)	1,601	—
Year ended December 31, 2012	—	—	—	—

Changes in Unrecognized Tax Position

unrecognized tax position within the next twelve months. The table below shows the gross changes in our unrecognized tax position.

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Balance, beginning of period	$182	$264	$448
Gross increases related to current period tax positions	82	184	—

Balance, end of period	$264	$448	$448